UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    07 February 2008
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		116

Form 13F Information Table Value Total:	              $189,187  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105      536 65084.000SH       Sole                65084.000
AT&T Corp.                     COM              001957109      748 26235.000SH       Sole                26235.000
Aflac Inc.                     COM              001055102      316 6898.000 SH       Sole                 6898.000
Alliance Healthcard            COM              01860F103       10 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108       90 33416.000SH       Sole                33416.000
Allstate Corp.                 COM              020002101      469 14302.000SH       Sole                14302.000
American Electric Power        COM              025537101      423 12710.000SH       Sole                12710.000
American Express               COM              025816109      372 20035.831SH       Sole                20035.831
American Natl Ins Co.          COM              028591105     5233 70970.000SH       Sole                70970.000
Apollo Investment Corp         COM              03761U106      184 19800.000SH       Sole                19800.000
Apple Computer                 COM              037833100      242 2834.000 SH       Sole                 2834.000
Ares Capital Corporation       COM              04010L103       99 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     3063 111556.905SH      Sole               111556.905
BP plc (ADR)                   COM              055622104      600 12839.000SH       Sole                12839.000
Bank of America                COM              060505104     3230 229382.837SH      Sole               229382.837
Barrick Gold Corp              COM              067901108     5175 140740.000SH      Sole               140740.000
Baxter Intl. Inc.              COM              071813109      238 4437.000 SH       Sole                 4437.000
Becton Dickinson & Company     COM              075887109      695 10155.000SH       Sole                10155.000
Berkshire Hathaway Class B     COM              084670207     9057 2818.000 SH       Sole                 2818.000
Berkshire Hathaway Inc 1/100   COM                             290  300.000 SH       Sole                  300.000
Boeing                         COM              097023105      914 21425.000SH       Sole                21425.000
Bristol Myers Squibb           COM              110122108     3414 146832.000SH      Sole               146832.000
C.R. Bard Inc                  COM              067383109      211 2500.000 SH       Sole                 2500.000
CEMEX, S.A. de C.V             COM              151290889      226 24700.000SH       Sole                24700.000
Cardero Resource Corp          COM              14140U105      297 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     2021 45235.000SH       Sole                45235.000
Charles Schwab & Company       COM              808513105      308 19033.000SH       Sole                19033.000
Chevron Texaco                 COM              166764100     1138 15391.000SH       Sole                15391.000
Cisco Sys Inc.                 COM              17275R102      403 24720.000SH       Sole                24720.000
Coca Cola                      COM              191216100     1040 22977.000SH       Sole                22977.000
Colgate Palmolive              COM              194162103      746 10880.000SH       Sole                10880.000
Colonial Bancgroup  Inc.       COM              195493309      126 60972.000SH       Sole                60972.000
Commercial Net Realty          COM              202218103      360 20950.000SH       Sole                20950.000
ConocoPhillips                 COM              20825C104     6915 133487.000SH      Sole               133487.000
Constellation Brands           COM              21036P108      623 39500.000SH       Sole                39500.000
Duke Energy Corp.              COM              264399106     4336 288880.000SH      Sole               288880.000
E I Dupont De Nemour           COM              263534109      418 16522.199SH       Sole                16522.199
EMC Corporation                COM              268648102      531 50740.000SH       Sole                50740.000
Emerson Electric               COM              291011104     7677 209691.613SH      Sole               209691.613
Express Scripts, Inc           COM              302182100      423 7700.000 SH       Sole                 7700.000
Exxon Mobil Corp               COM              302290101     5660 70903.159SH       Sole                70903.159
Flowers Foods, Inc.            COM              343496105      673 27634.000SH       Sole                27634.000
Freeport-McMoRan Copper & Gold COM              35671D857      320 13100.000SH       Sole                13100.000
Genco Shipping                 COM              Y2685T107      377 25455.000SH       Sole                25455.000
General Dynamics               COM              369550108     4605 79955.000SH       Sole                79955.000
General Electric               COM              369604103     5905 364475.623SH      Sole               364475.623
Genuine Parts                  COM              372460105     1353 35727.000SH       Sole                35727.000
Goldman Sachs Group Inc        COM              38141G104     1611 19095.000SH       Sole                19095.000
H J Heinz                      COM              423074103     2065 54918.212SH       Sole                54918.212
HEICO Corp.                    COM              422806109     1262 32502.000SH       Sole                32502.000
Hawaiian Electric Industries   COM              419870100     3412 154109.000SH      Sole               154109.000
Home Depot                     COM              437076102      688 29866.000SH       Sole                29866.000
Intel Corporation              COM              458140100     1039 70854.052SH       Sole                70854.052
International Business Machine COM              459200101      736 8745.079 SH       Sole                 8745.079
Johnson & Johnson              COM              478160104    10796 180448.000SH      Sole               180448.000
Johnson Controls               COM              478366107     2865 157750.000SH      Sole               157750.000
Kinder Morgan Energy Partners  COM              494550106      835 18250.000SH       Sole                18250.000
Lantronix Inc.                 COM              516548104        6 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      340 15782.000SH       Sole                15782.000
Mcdonalds Corp.                COM              580135101     2464 39620.059SH       Sole                39620.059
Merck & Co. Inc.               COM              589331107      670 22054.000SH       Sole                22054.000
Microsoft Corporation          COM              594918104     2150 110618.035SH      Sole               110618.035
Minnesota Mining Mfg           COM              604059105     3175 55180.000SH       Sole                55180.000
Monsanto Company               COM              61166W101     1811 25740.655SH       Sole                25740.655
Motorola, Inc.                 COM              620076109       64 14412.749SH       Sole                14412.749
Nordstrom, Inc.                COM              655664100      612 45975.000SH       Sole                45975.000
Nucor Corp Com                 COM              670346105      254 5500.000 SH       Sole                 5500.000
Occidental Petroleum           COM              674599105      288 4800.000 SH       Sole                 4800.000
Oracle Corporation             COM              68389X105      435 24541.000SH       Sole                24541.000
Patriot Transportation Holding COM              70337B102     4478 63910.000SH       Sole                63910.000
Penn West Energy Trust         COM              707885109      434 39050.000SH       Sole                39050.000
Pepco Holdings Inc.            COM              737679100      262 14762.000SH       Sole                14762.000
Pepsico Inc.                   COM              713448108     6346 115874.781SH      Sole               115874.781
Pfizer                         COM              717081103     1605 90644.000SH       Sole                90644.000
Philip Morris International    COM              718172109      368 8460.000 SH       Sole                 8460.000
Piedmont Natural Gas Co.       COM              720186105     1471 46450.000SH       Sole                46450.000
Potash Corp. of Saskatchewan,  COM              73755L107      289 3950.000 SH       Sole                 3950.000
Procter & Gamble               COM              742718109     9163 148228.000SH      Sole               148228.000
Protective Life Corp.          COM              743674103      146 10190.000SH       Sole                10190.000
Raytheon Company               COM              755111507      996 19520.000SH       Sole                19520.000
Regency Centers Corporation    COM              758939102      608 13020.000SH       Sole                13020.000
Regions Financial Corp.        COM              7591ep100      437 54956.000SH       Sole                54956.000
Royal Dutch Petroleum          COM              780257804     1436 27118.000SH       Sole                27118.000
S&P 400 Midcap MDRS            COM              595635103     1301 13395.000SH       Sole                13395.000
Saul Centers Inc.              COM              804395101      257 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      303 7160.000 SH       Sole                 7160.000
Schweitzer-Mauduit Internation COM              808541106      202 10087.000SH       Sole                10087.000
Sony Corporation               COM              835699307      408 18655.000SH       Sole                18655.000
Southern Company               COM              842587107     6814 184169.000SH      Sole               184169.000
Spectra Energy Corp.           COM              847560109     2161 137291.000SH      Sole               137291.000
Stryker Corp Com               COM              863667101      622 15560.000SH       Sole                15560.000
Sysco Corporation              COM              871829107      510 22251.000SH       Sole                22251.000
Target Inc.                    COM              87612E106      849 24596.000SH       Sole                24596.000
Teco Energy Inc.               COM              872375100      432 34952.000SH       Sole                34952.000
United Technologies Corp.      COM              913017109      228 4258.000 SH       Sole                 4258.000
Vanguard Index Small-Cap Growt COM              922908595      246 5840.000 SH       Sole                 5840.000
Vanguard Mid-Cap VIPERs        COM              922908629      404 9350.000 SH       Sole                 9350.000
Vulcan Materials Company       COM              929160109     6638 95404.210SH       Sole                95404.210
Wachovia Corp.                 COM              929771103      340 61379.386SH       Sole                61379.386
Wal-Mart Stores                COM              931142103      409 7290.000 SH       Sole                 7290.000
Walgreen Co                    COM              931422109      261 10585.000SH       Sole                10585.000
Walt Disney                    COM              254687106      213 9391.000 SH       Sole                 9391.000
Wealth Minerals LTD F          COM              946885100       14 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     7844 266085.000SH      Sole               266085.000
Weyerhaeuser Co.               COM              962166104     2593 84702.455SH       Sole                84702.455
Zimmer Holdings Inc.           COM              98956P102      398 9846.000 SH       Sole                 9846.000
ebank Financial Services Inc.  COM              278608104        1 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     3359 74869.282SH       Sole                74869.282
iShares MSCI Brazil Index Fund COM              464286400      359 10250.000SH       Sole                10250.000
Alabama Power 5.20% Div Qualif PFD              010392595      319    17250 SH       Sole                    17250
Citigroup VII 7.125%           PFD              17306n203      661    40900 SH       Sole                    40900
Goldman Sachs Group 6.20% Div. PFD              38144x500     1635    79375 SH       Sole                    79375
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      333    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      847    38550 SH       Sole                    38550
Entergy Corp 7.625% Conv Pfd D                  29364G202      359     7200 SH       Sole                     7200
Nicholas-Applegate Cnvrt & Inc                  65370F101      160    34450 SH       Sole                    34450
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